Moderately Aggressive Allocation Fund Annual Fund Operating Expenses - Moderately Aggressive Allocation Fund	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.66%
Expenses (as a percentage of Assets)	0.80%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.66%
Expenses (as a percentage of Assets)	1.05%